Additional information: Condensed balance sheets of the parent company (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets
Other receivables, deposits and prepayments	¥ 18,379	¥ 21,655
Cash and cash equivalents	42,836	62,336
Total assets	486,224	560,664
Equity attributable to owners of the Company
Other reserves	1,229,630	1,228,135
Total equity	9,346	33,629	¥ (125,880)	¥ (186,422)
Non-current liabilities
Total non-current liabilities	74,838	115,655
Current liabilities
Accruals, other payables and provisions	43,147	34,875
Total current liabilities	402,040	411,380
Total liabilities	476,878	527,035
Total equity and liabilities	486,224	560,664
Parent company
Current assets
Cash and cash equivalents	99	52	¥ 84	¥ 5,250
Current assets	99	52
Total assets	99	52
Equity attributable to owners of the Company
Share capital and treasury shares	(1,025)	(1,134)
Other reserves	(18,722)	(26,649)
Total equity	(19,747)	(27,783)
Current liabilities
Accruals, other payables and provisions	19,846	8,329
Convertible note		19,506
Total current liabilities	19,846	27,835
Total liabilities	19,846	27,835
Total equity and liabilities	¥ 99	¥ 52